Derivative Instruments	6 Months Ended
Jun. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
10.	Derivative Instruments

The Partnership uses derivative instruments in accordance with its overall risk management policy. The Partnership has not designated derivative instruments described within this note as hedges for accounting purposes.

Foreign Exchange Risk

In May 2012, September 2013 and May 2015, concurrently with the issuance of NOK 700 million, NOK 900 million and NOK 1,000 million, respectively, of senior unsecured bonds (see Note 7), the Partnership entered into cross currency swaps, and pursuant to these swaps, the Partnership receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2017, 2018 and 2020, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross currency swaps as at June 30, 2015.

		Floating Rate Receivable
Principal Amount NOK	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of (Liability) $	Weighted- Average Remaining Term (Years)
700,000	125,000	NIBOR	5.25%	6.88%	(39,938)	1.8
900,000	150,000	NIBOR	4.35%	6.43%	(40,398)	3.2
1,000,000	134,000	NIBOR	3.70%	5.92%	(9,063)	4.9

					(89,399)

Interest Rate Risk

The Partnership enters into interest rate swaps which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on certain of its outstanding floating-rate debt. As at June 30, 2015, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Assets (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(10,536)	3.2	4.9
U.S. Dollar-denominated interest rate swaps	LIBOR	100,000	(8,311)	1.5	5.3
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	175,000	(35,369)	13.5	5.2
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	69,623	(3,221)	6.1	2.8
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	320,000	(11,114)	0.8	2.9
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	121,333	(1,636)	3.5	1.7

EURIBOR-Based Debt:
Euro-denominated interest rate swaps(v)	EURIBOR	255,316	(35,874)	5.5	3.1

			(106,061)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2015, ranged from 0.30% to 2.80%.
(ii)	Principal amount reduces semi-annually.
(iii)

These interest rate swaps are being used to economically hedge expected interest payments on future debt that is planned to be outstanding from 2016 to 2021. These interest rate swaps are subject to mandatory early termination in 2016 whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reduces quarterly.
(v)	Principal amount reduces monthly to 70.1 million Euros ($78.1 million) by the maturity dates of the swap agreements.

During June 2015, as part of its hedging program, the Partnership entered into an interest rate swaption agreement, whereby the Partnership has a one-time option in April 2017 (or Call Option) to enter into an interest rate swap at a fixed rate of 3.34% with a third party, and the third party has a one-time option in April 2017 (or Put Option) to require the Partnership to enter into an interest swap at a fixed rate of 2.15%. If the Partnership or the third party exercises its option, there will be a cash settlement in April 2017 for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap. At June 30, 2015, the terms of the interest rate swaps underlying the swaption are as follows:

	Interest Rate Index	Principal Amount $		Start Date	Carrying Amount of Assets (Liability)	Remaining Term (Years)	Fixed Interest Rate (%)
Interest rate swaption – Call Option	LIBOR	155,000	(i)	April 28, 2017	1,958	7.5	3.34%
Interest rate swaption – Put Option	LIBOR	155,000	(i)	April 28, 2017	(1,365)	7.5	2.15%

(i)	Amortizing every three months from $155.0 million in April 2017 to $85.4 million in October 2024.

As at June 30, 2015, the Partnership had multiple interest rate swaps and cross currency swaps with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Partnership’s consolidated balance sheets. As at June 30, 2015, these interest rate swaps and cross-currency swaps had an aggregate fair value liability of $174.7 million. As at June 30, 2015, the Partnership had $19.6 million on deposit as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash – current and – long-term on the Partnership’s consolidated balance sheets.

Credit Risk

The Partnership is exposed to credit loss if the counterparties to its interest rate swap agreements fail to perform. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Other Derivative

In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative liability at June 30, 2015 was $3.1 million (December 31, 2014 – a liability of $2.1 million).

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Derivative assets	Accrued liabilities/ Advances from affiliates	Current portion of derivative liabilities	Derivative liabilities
As at June 30, 2015
Interest rate swap agreements	—	(7,056)	(31,823)	(67,182)
Interest rate swaption	1,958	—	—	(1,365)
Cross currency swap agreements	—	(770)	(7,053)	(81,576)
Toledo Spirit time-charter derivative	—	—	(600)	(2,510)

	1,958	(7,826)	(39,476)	(152,633)

As at December 31, 2014
Interest rate swap agreements	441	(7,486)	(52,356)	(60,157)
Cross currency swap agreement	—	(544)	(4,922)	(64,920)
Toledo Spirit time-charter derivative	—	(637)	(400)	(1,100)

	441	(8,667)	(57,678)	(126,177)

Realized and unrealized gains (losses) relating to interest rate swap agreements and the Toledo Spirit time-charter derivative are recognized in earnings and reported in realized and unrealized gain (loss) on derivative instruments in the Partnership’s consolidated statements of income. The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of income is as follows:

	Three Months Ended June 30,
	2015			2014
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(7,319)	17,424	10,105	(10,020)	(5,391)	(15,411)
Interest rate swaption	—	593	593	—	—	—
Toledo Spirit time-charter derivative	—	190	190	(224)	(700)	(924)

	(7,319)	18,207	10,888	(10,244)	(6,091)	(16,335)

	Six Months Ended June 30,
	2015			2014
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
Interest rate swap agreements	(14,624)	13,067	(1,557)	(19,264)	(1,368)	(20,632)
Interest rate swaption	—	593	593	—	—	—
Toledo Spirit time-charter derivative	(570)	(1,610)	(2,180)	(224)	(3,000)	(3,224)

	(15,194)	12,050	(3,144)	(19,488)	(4,368)	(23,856)

Unrealized and realized gains (losses) relating to cross currency swap agreements are recognized in earnings and reported in foreign currency exchange (loss) gain in the Partnership’s consolidated statements of income. For the three and six months ended June 30, 2015, unrealized losses relating to the cross currency swap agreements of $1.7 million and $18.8 million, respectively, and realized losses of $1.5 million and $2.9 million, respectively, were recognized in earnings. For the three and six months ended June 30, 2014, unrealized losses of $7.7 million and $3.8 million, respectively, and realized losses of $0.3 million and $0.6 million, respectively, were recognized in earnings.